FAIR VALUE MEASURMENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding warrants		2,473,525
2011-2012 Placement Agent And Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted		$ 5.40
2011-2012 Placement Agent And Investor [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted		$ 6.30
2011-2012 Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		534,861
2011-2012 Placement agent $90.00 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		71,651
2011-2012 Placement agent $135 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		101,894
Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants 1	$ 135.00
Warrants Issued	5,358
Placement Agents [Member] | 2011-2012 Placement Agent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 135.00
Common Stock [Member] | Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants	5,358
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 90.00
Common Stock [Member] | Investor [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants	27,345
Proceeds from Issuance of Private Placement (in dollars)	$ 2,461
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 135.00
Warrants Issued	27,345
Warrants Measured At Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding warrants		800,580